T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
BAHRAIN 0.3%
			NIGERIA 4.2%
Common Stocks 0.3%
Aluminium Bahrain (1)	102,900	118	Common Stocks 4.2%
Total Bahrain			Dangote Cement	662,061	298
(Cost $158)		118	FBN Holdings	26,683,680	422
			Guaranty Trust Bank	10,701,043	837
BOTSWANA 0.2%			Nestle Nigeria	122,131	431
			Total Nigeria
Common Stocks 0.2%			(Cost $2,088)		1,988
First National Bank of Botswana	389,331	100
Total Botswana			RWANDA 4.3%
(Cost $91)		100
			Common Stocks 4.3%
EGYPT 4.3%			BK Group (KES)	6,788,509	2,029
			Total Rwanda
Common Stocks 4.3%			(Cost $2,103)		2,029
Commercial International Bank
Egypt, GDR (USD)	147,953	635	SAUDI ARABIA 17.8%
Edita Food Industries	464,260	533
Integrated Diagnostics Holdings			Common Stocks 17.8%
(USD)	108,444	549
			Al Rajhi Bank	179,865	3,290
OCI (EUR) (1)	12,060	315
			Almarai	24,866	335
Total Egypt			Herfy Food Services	15,144	217
(Cost $1,329)		2,032	Jarir Marketing	8,065	358
			Mouwasat Medical Services	33,245	775
KUWAIT 12.3%			Samba Financial Group	75,708	657
			Saudi British Bank	157,396	1,657
Common Stocks 12.3%			Saudi Co for Hardware	11,537	200
Gulf Bank	544,932	569	United Electronics	19,335	392
Humansoft Holding	107,454	1,154	United International
Kuwait Finance House	288,902	739	Transportation	58,282	528
Mabanee	344,776	894	Total Saudi Arabia
National Bank of Kuwait	744,915	2,445	(Cost $5,874)		8,409
Total Kuwait
(Cost $4,448)		5,801	SOUTH AFRICA 39.6%

MOROCCO 2.6%			Common Stocks 39.6%
			Absa Group	167,998	1,862
Common Stocks 2.6%			AVI	81,981	496
Attijariwafa Bank	4,330	218	Bid	31,440	658
Label Vie	4,085	1,027	Capitec Bank Holdings	7,604	625
			Clicks Group	26,975	383
Total Morocco			Dis-Chem Pharmacies	363,500	574
(Cost $1,035)		1,245
			Famous Brands	78,828	501

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND

		Shares	$ Value		Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)
FirstRand		388,260	1,661	Network International Holdings
Foschini Group		51,509	592	(GBP) (1)	84,155	626
KAP Industrial Holdings		1,281,751	461	Total United Arab Emirates
Life Healthcare Group Holdings		183,418	289	(Cost $2,152)		2,706
Mr Price Group		79,484	976

MTN Group		161,999	1,269	UNITED KINGDOM 1.4%
Naspers, N Shares		18,035	4,396

Nedbank Group		63,393	1,059	Common Stocks 1.4%
PSG Group		37,838	602
				Tullow Oil	123,250	289
Sanlam		332,902	1,723
				Vivo Energy	250,787	364
Shoprite Holdings		50,545	543
				Total United Kingdom
Total South Africa				(Cost $738)		653
(Cost $15,185)			18,670

				ZAMBIA 0.7%
TANZANIA 2.1%

				Common Stocks 0.7%
Common Stocks 2.1%
				Standard Chartered Bank
NMB Bank (1)		523,098	453	Zambia	2,437,172	340
Vodacom Tanzania		1,576,668	521
				Total Zambia
Total Tanzania				(Cost $400)		340
(Cost $1,573)			974

				SHORT-TERM INVESTMENTS 4.0%
UNITED ARAB EMIRATES 5.7%
				MONEY MARKET FUNDS 4.0%

Common Stocks 5.7%				T. Rowe Price Government Reserve
ADES International Holding				Fund, 2.38% (2)(3)	1,879,746	1,880
(USD)(1)		34,881	473
				Total Short-Term Investments
DP World (USD)		2,841	43	(Cost $1,880)		1,880
Emirates NBD		71,932	233
First Abu Dhabi Bank		228,840	990
National Bank of Ras Al-				Total Investments in Securities 99.5%
Khaimah		272,855	341	(Cost $39,054)		$46,945
				Other Assets Less Liabilities 0.5%		253
				Net Assets 100.0%		$47,198

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are
	denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
KES	Kenyan Shilling
USD	U. S. Dollar

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$16	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Government Reserve Fund	$3,820	¤	¤ $	1,880	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,880.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Africa & Middle East Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 45,065	$ —	$ 45,065
Short-Term Investments	1,880	—	—	1,880

Total	$1,880	$ 45,065	$ —	$ 46,945

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
ARGENTINA 2.3%			CHILE 1.3%

Common Stocks 2.3%			Common Stocks 1.3%
Loma Negra Cia Industrial			Banco Santander Chile, ADR
Argentina, ADR (USD) (1)	343,179	4,232	(USD)	802,442	23,263
MercadoLibre (USD) (1)	38,625	24,002	Total Chile
Tenaris, ADR (USD)	502,200	12,545	(Cost $20,082)		23,263
Total Argentina
(Cost $26,727)		40,779	CHINA 25.3%

BELGIUM 0.8%			Common Stocks 23.7%
			58. com, ADR (USD) (1)	132,300	7,459
Common Stocks 0.8%			AAC Technologies Holdings
Anheuser-Busch InBev	149,114	14,991	(HKD)	743,500	3,995
			Alibaba Group Holding, ADR
Total Belgium			(USD) (1)	631,284	109,282
(Cost $15,075)		14,991
			Anhui Conch Cement, H Shares
			(HKD)	3,942,000	22,762
BRAZIL 10.7%			Baidu, ADR (USD) (1)	117,600	13,136
Common Stocks 5.6%			China Longyuan Power Group,
			H Shares (HKD)	6,220,000	3,803
B3	1,057,200	11,718	China Mengniu Dairy (HKD)	8,134,000	32,821
BR Malls Participacoes	1,361,005	5,364	China Resources Beer Holdings
Lojas Renner	2,430,345	30,090	(HKD)	2,488,000	11,657
Multiplan Empreendimentos			CSPC Pharmaceutical Group
Imobiliarios	638,412	4,754	(HKD)	3,916,000	6,796
Raia Drogasil	1,479,283	31,978	Ctrip. com International, ADR
StoneCo, Class A (USD) (1)	207,424	7,262	(USD) (1)	415,700	16,204
Suzano Papel e Celulose	1,296,600	10,393	Hengan International Group
			(HKD)	2,086,500	15,782
		101,559	Huaneng Renewables, H Shares
Preferred Stocks 5.1%			(HKD)	16,372,000	4,450
			Ping An Insurance Group, H
Banco Bradesco (2)	3,072,790	27,891	Shares (HKD)	3,439,500	40,537
Itau Unibanco Holding (2)	7,131,643	65,236	Sunny Optical Technology
		93,127	Group (HKD)	706,800	8,173
			TAL Education Group, ADR
Total Brazil			(USD) (1)	206,964	6,664
(Cost $140,188)		194,686
			Tencent Holdings (HKD)	2,525,200	117,657
			Tencent Music Entertainment
			Group, ADR (USD) (1)	511,000	7,292
					428,470

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Common Stocks - China A Shares 1.6%			INDIA 5.3%
Hangzhou Hikvision Digital			Common Stocks 5.3%
Technology (3)	1,935,635	8,574
Hangzhou Hikvision Digital			Axis Bank	1,452,485	14,190
Technology (CNH)	309,523	1,368	HDFC Bank	684,504	22,308
Kweichow Moutai (3)	68,513	9,608	Housing Development Finance	1,164,134	35,813
Kweichow Moutai (CNH)	33,371	4,668	Infosys	801,308	9,161
Midea Group (CNH)	547,200	4,299	Maruti Suzuki India	82,666	6,549
		28,517	Power Grid of India	2,635,652	8,103
			Total India
Total China			(Cost $67,298)		96,124
(Cost $339,040)		456,987

COLOMBIA 0.3%			INDONESIA 2.7%

Common Stocks 0.3%			Common Stocks 2.7%
Grupo Aval Acciones y Valores,			Astra International	32,391,200	16,054
ADR (USD)	724,718	5,443	Bank Central Asia	14,831,000	32,560
Total Colombia			Total Indonesia
(Cost $7,657)		5,443	(Cost $34,971)		48,614

CZECH REPUBLIC 0.4%			KUWAIT 0.5%

Common Stocks 0.4%			Common Stocks 0.5%
Komercni banka	190,325	7,342	National Bank of Kuwait	2,637,980	8,657
Total Czech Republic			Total Kuwait
(Cost $7,424)		7,342	(Cost $8,377)		8,657

HONG KONG 2.8%			MEXICO 1.3%

Common Stocks 2.8%			Common Stocks 1.3%
AIA Group	4,995,000	51,222	Grupo Aeroportuario del
			Sureste, ADR (USD)	45,467	6,917
Total Hong Kong
(Cost $29,010)		51,222	Wal-Mart de Mexico	5,639,610	16,642
			Total Mexico
HUNGARY 0.9%			(Cost $20,306)		23,559

Common Stocks 0.9%
OTP Bank	373,183	15,542
Total Hungary
(Cost $14,846)		15,542

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

PERU 2.1%			Naspers, N Shares	109,105	26,595
			Sanlam	4,892,316	25,322
Common Stocks 2.1%			Shoprite Holdings	1,877,573	20,171
Credicorp (USD)	124,200	27,074	Total South Africa
Southern Copper (USD)	302,500	10,827	(Cost $121,522)		113,162
Total Peru
(Cost $38,178)		37,901	SOUTH KOREA 10.7%

PHILIPPINES 2.1%			Common Stocks 9.8%
			LG Household & Health Care	48,021	50,846
Common Stocks 2.1%			NAVER	146,377	16,982
SM Investments	1,258,517	24,612	Samsung Electronics	2,308,419	87,431
Universal Robina	4,250,010	13,318	SK Hynix	337,509	21,605
Total Philippines
(Cost $28,497)		37,930			176,864
			Preferred Stocks 0.9%
RUSSIA 4.8%			Samsung Electronics (2)	525,186	16,242
Common Stocks 4.8%					16,242
Mail. Ru Group, GDR (USD) (1)	316,928	8,128	Total South Korea
			(Cost $143,215)		193,106
Sberbank of Russia, ADR (USD)	3,907,003	57,996
X5 Retail Group, GDR (USD)	287,364	9,621	TAIWAN 9.6%
Yandex, Class A (USD) (1)	290,600	11,398
Total Russia			Common Stocks 9.6%
(Cost $70,532)		87,143	Catcher Technology	1,047,000	7,673
			Largan Precision	303,000	40,959
SAUDI ARABIA 1.0%			President Chain Store	1,339,000	12,877
Common Stocks 1.0%			Taiwan Semiconductor
			Manufacturing	12,260,219	100,816
Al Rajhi Bank	944,107	17,269	Uni-President Enterprises	4,446,470	11,510
Total Saudi Arabia			Total Taiwan
(Cost $14,534)		17,269	(Cost $126,037)		173,835

SOUTH AFRICA 6.3%			THAILAND 2.1%

Common Stocks 6.3%			Common Stocks 2.1%
Absa Group	739,748	8,197	Airports of Thailand	2,727,500	6,337
Bid	129,603	2,711	CP ALL	11,083,600	30,954
Clicks Group	605,371	8,598
			Total Thailand
FirstRand	5,040,746	21,568	(Cost $21,143)		37,291

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
July 31, 2019 (Unaudited)

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

TURKEY 0.5%			Network International Holdings
			(GBP) (1)	625,526	4,657

Common Stocks 0.5%			Total United Arab Emirates
BIM Birlesik Magazalar	1,133,816	9,517	(Cost $14,315)		20,693

Total Turkey
(Cost $8,475)		9,517	SHORT-TERM INVESTMENTS 5.1%

UNITED ARAB EMIRATES 1.1%			Money Market Funds 5.1%
			T. Rowe Price Government Reserve
Common Stocks 1.1%			Fund, 2.38% (4)(5)	91,769,633	91,770

DP World (USD)	26,004	400	Total Short-Term Investments
			(Cost $91,770)		91,770
First Abu Dhabi Bank	3,615,168	15,636

			Total Investments in Securities 100.0%

			(Cost $1,409,219)		$1,806,826
			Other Assets Less Liabilities 0.0%		632
			Net Assets 100%		$1,807,458

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are
	denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period
	and could be zero for a particular year.
(3)	China A shares held through the QFII are subject to certain restrictions.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$ —	$1,040	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Government Reserve Fund	$21,892	¤	¤	$91,770	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $1,040 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,770.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$293,000	$ 1,312,687	$ —	$ 1,605,687
Preferred Stocks	—	109,369	—	109,369
Short-Term Investments	91,770	—	—	91,770
Total	$384,770	$ 1,422,056	$ —	$ 1,806,826

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 6.3%			CROATIA 0.6%

Common Stocks 6.3%			Common Stocks 0.6%
Banco BBVA Argentina, ADR			Zagrebacka Banka	28,670	266
(USD)	26,200	304	Total Croatia
Globant (USD) (1)	2,899	307	(Cost $254)		266
Grupo Financiero Galicia, ADR
(USD)	23,050	847
Importadora y Exportadora de la			GEORGIA 1.8%
Patagonia, Series B (1)	157,019	89
Loma Negra Cia Industrial			Common Stocks 1.8%
Argentina, ADR (USD) (1)	50,730	626	Bank of Georgia Group (GBP)	17,882	304
MercadoLibre (USD) (1)	742	461	Georgia Healthcare Group
Tenaris, ADR (USD)	14,900	372	(GBP)	195,574	536
Total Argentina			Total Georgia
(Cost $1,840)		3,006	(Cost $946)		840

BAHRAIN 0.2%			KAZAKHSTAN 2.2%

Common Stocks 0.2%			Common Stocks 2.2%
Aluminium Bahrain (1)	98,047	112	Halyk Savings Bank of Kazakhstan,
Total Bahrain			GDR (USD)	53,301	742
(Cost $72)		112	NAC Kazatomprom, GDR
			(USD)	20,776	317

BANGLADESH 4.1%			Total Kazakhstan
			(Cost $883)		1,059
Common Stocks 4.1%
BRAC Bank (1)	1,044,670	775	KUWAIT 32.0%
GrameenPhone	118,879	469
Marico Bangladesh	17,216	343	Common Stocks 32.0%
Singer Bangladesh (1)	145,177	367	Agility Public Warehousing	417,240	1,098
			Boubyan Bank	777,770	1,538
Total Bangladesh			Gulf Bank	1,402,672	1,464
(Cost $1,734)		1,954	Humansoft Holding	85,113	914
			Kuwait Finance House	1,744,819	4,464
BOTSWANA 0.3%			Mabanee	432,142	1,121
			National Bank of Kuwait	1,425,023	4,677
Common Stocks 0.3%
			Total Kuwait
First National Bank of Botswana	618,220	159	(Cost $12,176)		15,276
Total Botswana
(Cost $144)		159	LITHUANIA 0.3%

			Common Stocks 0.3%
			Siauliu Bankas	302,254	165
			Total Lithuania
			(Cost $169)		165

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

MOROCCO 4.4%			SAUDI ARABIA 3.4%

Common Stocks 4.4%			Common Stocks 3.4%
Attijariwafa Bank	20,887	1,053	Al Rajhi Bank	16,079	294
Label Vie	3,536	889	Mouwasat Medical Services	17,581	410
Societe d'Exploitation des Ports	8,457	163	Saudi British Bank	34,162	360
Total Morocco			United Electronics	14,500	294
(Cost $1,865)		2,105	United International
			Transportation	28,689	260

NIGERIA 6.0%			Total Saudi Arabia
			(Cost $1,242)		1,618
Common Stocks 6.0%
Dangote Cement	826,977	372	SINGAPORE 0.4%
FBN Holdings	27,397,110	433
Guaranty Trust Bank	13,825,524	1,082	Common Stocks 0.4%
Guaranty Trust Bank, GDR			Yoma Strategic Holdings	680,266	177
(USD)	13,964	53	Total Singapore
Nestle Nigeria	256,845	906	(Cost $204)		177
Total Nigeria
(Cost $3,275)		2,846	SLOVENIA 0.8%

PAKISTAN 0.7%			Common Stocks 0.8%
			Nova Ljubljanska Banka, GDR	29,408	364
Common Stocks 0.7%			Total Slovenia
Habib Bank	159,800	120	(Cost $349)		364
Nestle Pakistan	5,798	207
Total Pakistan			SOUTH AFRICA 0.9%
(Cost $355)		327
			Common Stocks 0.9%
ROMANIA 3.5%			MTN Group	53,556	419
			Total South Africa
Common Stocks 3.5%			(Cost $435)		419
Banca Transilvania	1,625,692	984
Fondul Proprietatea (2)	1,249,181	319	SRI LANKA 4.1%
MED Life (1)	52,555	392
Total Romania			Common Stocks 4.1%
(Cost $1,180)		1,695	Ceylon Cold Stores	136,319	581
			Commercial Bank of Ceylon	500,054	309
RWANDA 1.5%			Dialog Axiata	4,500,480	283
			Hatton National Bank	282,335	295
Common Stocks 1.5%			Lion Brewery Ceylon	157,852	491
BK Group (KES)	2,338,544	699	Total Sri Lanka
Total Rwanda			(Cost $1,982)		1,959
(Cost $725)		699

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

TANZANIA 0.5%			VIETNAM 21.4%

Common Stocks 0.5%			Common Stocks 21.4%
NMB Bank (1)	147,013	127	Asia Commercial Bank (1)	1,158,146	1,242
Vodacom Tanzania	389,371	129	Bank For Foreign Trade of
			Vietnam	208,320	715
(Cost Total Tanzania $437)		256	FPT	425,726	931
			Masan Group (1)	284,960	975
			Military Commercial Joint Stock
UNITED ARAB EMIRATES 1.7%			Bank	1,770,792	1,768
			Mobile World Investment	340,005	1,617
Common Stocks 1.7%			Nam Long Investment	635,218	853
ADES International Holding			No Va Land Investment Group
(USD) (1)	23,295	316	(1)	198,830	493
Network International Holdings			Phu Nhuan Jewelry	188,933	659
(GBP) (1)	65,619	488	Vietnam Prosperity Bank (1)	409,397	349
Total United Arab Emirates			Vincom Retail	401,247	634
(Cost $704)		804	Total Vietnam
			(Cost $7,420)		10,236
UNITED KINGDOM 1.5%
			ZAMBIA 0.2%
Common Stocks 1.5%
KAZ Minerals	15,569	108	Common Stocks 0.2%
Tullow Oil	124,271	291	Standard Chartered Bank
Vivo Energy	208,557	303	Zambia	642,316	90
Total United Kingdom			Total Zambia
(Cost $768)		702	(Cost $136)		90

UNITED STATES 0.5%			SHORT-TERM INVESTMENTS 0.1%

Common Stocks 0.5%			MONEY MARKET FUNDS 0.1%
Liberty Latin America, Class C (1)	14,900	244	T. Rowe Price Government Reserve
			Fund, 2.38% (3)(4)	37,867	38
Total United States
(Cost $248)		244	Total Short-Term Investments
			(Cost $38)		38

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Total Investments in Securities 99.4%

(Cost $39,581)		$47,416

Other Assets Less Liabilities 0.6%		306

Net Assets 100.0%		$47,722

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Organized as a closed-end management investment company.
(3)	Affiliated Companies
(4)	Seven-day yield
ADR	American Depositary Receipts
GBP	British Pound
GDR	Global Depositary Receipts
KES	Kenyan Shilling
USD	U. S. Dollar

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$6	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Government Reserve Fund	$1,424	¤	¤	$38	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $38.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Frontier Markets Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE INSTITUTIONAL FRONTIER MARKETS EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,161	$ 44,217	$ —	$ 47,378
Short-Term Investments	38	—	—	38
Total	$3,199	$ 44,217	$ —	$ 47,416

T. ROWE PRICE INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 1.1%			Convertible Preferred Stocks 0.4%
			ByteDance, Series E,
Common Stocks 1.1%			Acquisition Date: 7/8/19,
MercadoLibre (USD) (1)	347	216	Cost $87 (USD) (1)(2)(3)	1,773	87

Total Argentina					87
(Cost $174)		216
			Total Cayman Islands
AUSTRALIA 1.9%			(Cost $185)		185

Common Stocks 1.9%			CHINA 6.8%

Afterpay Touch Group (1)	4,613	83	Common Stocks 5.9%
James Hardie Industries	21,411	289
			Alibaba Group Holding, ADR
Total Australia			(USD) (1)	2,370	410
(Cost $351)		372	Ctrip. com International, ADR
			(USD) (1)	3,954	154
BRAZIL 0.7%			Tencent Holdings (HKD)	12,500	583
					1,147
Common Stocks 0.7%
StoneCo, Class A (USD) (1)	4,150	145	Convertible Preferred Stocks 0.9%
			Xiaoju Kuaizhi, Series A-17,
Total Brazil			Acquisition Date: 10/19/15,
(Cost $139)		145	Cost $98 (USD) (1)(2)(3)	3,578	182

CANADA 1.2%					182
			Total China
Common Stocks 1.2%			(Cost $1,184)		1,329
Canada Goose Holdings
(USD) (1)	3,715	174	DENMARK 2.3%
Shopify, Class A (USD) (1)	180	57
Total Canada			Common Stocks 2.3%
(Cost $231)		231	Ascendis Pharma, ADR
			(USD) (1)	2,079	241
CAYMAN ISLANDS 0.9%			Chr Hansen Holding	1,061	92
			Orsted	1,170	107
Common Stocks 0.5%			Total Denmark
ANT International, Class C,			(Cost $420)		440
Acquisition Date: 6/7/18,
Cost $98 (USD) (1)(2)(3)	17,457	98	FRANCE 1.9%
		98
			Common Stocks 1.9%
			Airbus	2,624	371
			Total France
			(Cost $312)		371

T. ROWE PRICE INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
GERMANY 1.8%			JAPAN 5.2%

Common Stocks 0.8%			Common Stocks 5.2%
Infineon Technologies	8,462	157	Chugai Pharmaceutical	4,700	336
			Disco	800	147
		157	Keyence	500	287
Preferred Stocks 1.0%			Shiseido	3,200	235
Sartorius (4)	953	193	Total Japan
		193	(Cost $952)		1,005

Total Germany			NETHERLANDS 1.7%
(Cost $266)		350
			Common Stocks 1.7%
HONG KONG 1.9%			Adyen (1)	70	53
Common Stocks 1.9%			ASML Holding	1,221	272
AIA Group	17,400	178	Total Netherlands
Galaxy Entertainment Group	27,000	184	(Cost $270)		325

Total Hong Kong			SOUTH KOREA 2.6%
(Cost $372)		362
			Common Stocks 2.6%
INDIA 3.5%			Samsung Electronics	13,217	501
Common Stocks 3.5%			Total South Korea
Axis Bank	27,092	265	(Cost $467)		501
HDFC Bank	12,707	414
Total India			SWEDEN 2.8%
(Cost $295)		679
			Common Stocks 2.8%
INDONESIA 1.0%			Essity, B Shares	13,513	401
			Hexagon, B Shares	2,972	144
Common Stocks 1.0%			Total Sweden
Bank Central Asia	88,200	194	(Cost $497)		545

Total Indonesia			SWITZERLAND 1.7%
(Cost $166)		194
			Common Stocks 1.7%
ITALY 2.3%			Alcon (1)	1,977	114
Common Stocks 2.3%			Julius Baer Group	3,198	137
			Temenos	425	75
DiaSorin	1,036	120
Ferrari (USD)	2,058	332	Total Switzerland
			(Cost $329)		326
Total Italy
(Cost $404)		452

T. ROWE PRICE INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

TAIWAN 0.7%			PACCAR (5)	4,100	288
			Pax Labs, Class A,
Common Stocks 0.7%			Acquisition Date: 4/18/19,
			Cost $102 (1)(2)(3)	6,799	102
Largan Precision	1,000	135	PayPal Holdings (1)	2,197	243
Total Taiwan			Ross Stores	3,185	338
(Cost $100)		135	Sage Therapeutics (1)	1,120	180
			salesforce. com (1)	1,472	227
UNITED KINGDOM 4.3%			Sempra Energy (5)	4,040	547
			Slack Technologies,
Common Stocks 4.3%			Class A (1)(5)	3,189	107
Derwent London	5,163	183	Splunk (1)	1,593	216
Farfetch, Class A (USD) (1)(5)	6,994	140	Synopsys (1)	2,737	363
Hiscox	3,314	68	Texas Instruments	1,500	187
IQE (1)	90,923	74	Tradeweb Markets, Class A	1,583	75
London Stock Exchange Group	4,541	365	Twilio, Class A (1)	508	71
			Verily Life Sciences, Series B,
Total United Kingdom			Acquisition Date: 1/23/19,
(Cost $881)		830	Cost $55 (1)(2)(3)	450	55
			Visa, Class A (5)	2,062	367
UNITED STATES 52.7%			Walt Disney	1,010	144
			Workday, Class A (1)	991	198
Common Stocks 52.0%			Zoom Video Communications,
Alphabet, Class A (1)	459	560	Class A (1)(5)	40	4
Amazon. com (1)	284	530			10,111
Becton Dickinson & Company	1,751	443
Boeing	647	221	Convertible Preferred Stocks 0.7%
Cboe Global Markets	2,450	268	Aurora Innovation, Series B,
Charles Schwab	3,407	147	Acquisition Date: 3/1/19,
CME Group	1,015	197	Cost $42 (1)(2)(3)	4,510	42
Cognex	1,630	72	Freenome Holdings, Series B,
			Acquisition Date: 6/24/19,
Danaher	2,576	362	Cost $31 (1)(2)(3)	6,839	31
Datadog, Acquisition Date:			Uipath, Series D-1,
5/7/19, Cost $17 (1)(2)(3)	346	17	Acquisition Date: 4/26/19,
EOG Resources	1,492	128	Cost $49 (1)(2)(3)	1,258	49
Equifax	1,800	250	Uipath, Series D-2,
Exact Sciences (1)	846	97	Acquisition Date: 4/26/19,
Facebook, Class A (1)	3,713	721	Cost $8 (1)(2)(3)	211	8
Intuit	848	235			130
Intuitive Surgical (1)	612	318
JB Hunt Transport Services	1,857	190	Total United States
JPMorgan Chase	2,919	339	(Cost $9,262)		10,241
Maxim Integrated Products	2,624	155
Micron Technology (1)	3,200	144
Netflix (1)	1,140	368
NextEra Energy	1,398	290
NIKE, Class B	3,210	276
NVIDIA	420	71

T. ROWE PRICE INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.7%			SECURITIES LENDING COLLATERAL 0.6%

MONEY MARKET FUNDS 0.7%			Investments in a Pooled Account through Securities Lending
T. Rowe Price Government Reserve			Program with JPMorgan Chase Bank 0.6%
Fund,
2.38% (6)(7)	138,950	139	Short-Term Funds 0.6%

Total Short-Term Investments			T. Rowe Price Short-Term Fund,
(Cost $139)		139	2.43% (6)(7)	11,721	117
Total Investments in a Pooled Account
through Securities Lending Program with
			JPMorgan Chase Bank		117
Total Securities Lending Collateral
			(Cost $117)		117

Total Investments in Securities 100.3%

			(Cost $17,513)		$19,490
			Other Assets Less Liabilities (0.3)%		(63)
			Net Assets 100%		$19,427

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $671 and represents 3.5% of net assets.
(4)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5)	All or a portion of this security is on loan at July 31, 2019.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$15
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$15	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government Reserve Fund	$465		¤	¤	$139
T. Rowe Price Short-Term Fund	1,580		¤	¤	117
					$256	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $256.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Global Focused Growth Equity Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying
Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of
America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$11,806	$ 6,564	$ 272	$ 18,642
Convertible Preferred Stocks	—	—	399	399
Preferred Stocks	—	193	—	193
Short-Term Investments	139	—	—	139
Securities Lending Collateral	117	—	—	117
Total	$12,062	$ 6,757	$ 671	$ 19,490

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $14,000 for the period ended July 31, 2019. During the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000s)	Beginning	Gain (Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	11/1/18	Period	Purchases	Level 3	7/31/19
Investment in Securities
Common Stocks	$98	$–	$174	$–	$272
Convertible
Preferred Stocks	202	14	217	(34)	399

Total	$300	$14	$391	$(34)	$671

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

($000s)					Impact to
			Significant	Value or	Valuation from
Investments in	Market	Valuation	Unobservable	Range of	an Increase
Securities	Value ($000s)	Technique(s)+	Input(s)	Input(s)	in Input*

Common Stocks	$272	Recent comparable	—#	—#	—#
transaction price(s)
Convertible	$399	Recent comparable	—#	—#	—#
Preferred Stocks		transaction price(s)

#	No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*	Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+	Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND
July 31, 2019 (Unaudited)

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 0.7%			TC Energy (USD)	21,000	1,028
			Total Canada
Common Stocks 0.7%			(Cost $3,664)		3,805
MercadoLibre (USD) (1)	2,206	1,371
Total Argentina			CAYMAN ISLANDS 0.8%
(Cost $244)		1,371
			Common Stocks 0.6%
AUSTRALIA 0.5%			ANT International, Class C
			Acquisition Date: 6/7/18,
Common Stocks 0.5%			Cost $1,253 (USD) (1)(3)(4)	223,383	1,253
James Hardie Industries	76,728	1,038			1,253

Total Australia			Convertible Preferred Stocks 0.2%
(Cost $880)		1,038	ByteDance, Series E
			Acquisition Date: 7/8/19,
BELGIUM 0.3%			Cost $397 (USD) (1)(3)(4)	8,046	397
					397
Common Stocks 0.3%
			Total Cayman Islands
Umicore	18,829	589	(Cost $1,650)		1,650
Total Belgium
(Cost $849)		589	CHINA 7.7%

BRAZIL 0.9%			Common Stocks 6.5%
			3SBio (HKD) (1)	563,000	951
Common Stocks 0.5%			Alibaba Group Holding, ADR
StoneCo, Class A (USD) (1)	31,409	1,100	(USD) (1)	26,769	4,634
			China Resources Beer Holdings
		1,100	(HKD)	192,000	899
Preferred Stocks 0.4%			Country Garden Services
Itau Unibanco Holding (2)	96,950	887	Holdings (HKD)	331,000	797
			Ctrip. com International, ADR
		887	(USD) (1)	22,521	878
Total Brazil			Huazhu Group, ADR (USD) (5)	19,040	624
(Cost $1,454)		1,987	Tencent Holdings (HKD)	55,200	2,572
			Tencent Music Entertainment
			Group, ADR (USD) (1)(5)	48,870	697
CANADA 1.9%			Wuxi Biologics (HKD) (1)	113,000	1,201

Common Stocks 1.9%					13,253
Brookfield Asset Management,			Common Stocks - China A Shares 1.2%
Class A (USD)	23,718	1,162
			Gree Electric Appliances of
Seven Generations Energy,			Zhuhai (CNH)	123,900	983
Class A (1)	108,588	603
			Jiangsu Hengrui Medicine
Shopify, Class A (USD) (1)	3,182	1,012	(CNH)	108,908	1,047

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Suofeiya Home Collection (CNH)	138,328	370
			Preferred Stocks 0.5%
		2,400	Sartorius (2)	4,939	999

Total China					999
(Cost $11,754)		15,653
			Total Germany
			(Cost $3,496)		4,073
DENMARK 0.3%

Common Stocks 0.3%			HONG KONG 1.2%
Chr Hansen Holding	7,408	647
			Common Stocks 1.2%
Total Denmark			AIA Group	128,800	1,321
(Cost $375)		647
			Galaxy Entertainment Group	113,000	769
			Hang Lung Properties	121,000	284
FINLAND 0.2%
			Total Hong Kong
			(Cost $1,643)		2,374
Common Stocks 0.2%
Wartsila	34,518	434
			INDIA 5.8%
Total Finland
(Cost $434)		434	Common Stocks 5.8%
			Axis Bank	118,623	1,159
FRANCE 3.5%			Britannia Industries	27,807	1,056
			Godrej Consumer Products	116,623	1,015
Common Stocks 3.5%			HDFC Bank	95,378	3,109
Airbus	11,706	1,655	Housing Development Finance	48,916	1,505
Dassault Systemes	6,404	974	Kotak Mahindra Bank	118,109	2,596
EssilorLuxottica	11,924	1,614	Pidilite Industries	56,715	1,019
Eurofins Scientific (5)	1,750	749	Yes Bank	208,583	270
Legrand	6,459	455
			Total India
LVMH Moet Hennessy Louis			(Cost $6,693)		11,729
Vuitton	1,951	806
TOTAL	16,621	861
			INDONESIA 2.5%
Total France
(Cost $5,860)		7,114
			Common Stocks 2.5%
			Bank Central Asia	1,173,600	2,576
GERMANY 2.0%			Kalbe Farma	5,711,000	597
			Sumber Alfaria Trijaya	19,009,200	1,303
Common Stocks 1.5%			Unilever Indonesia	227,700	706
Infineon Technologies	31,735	588
Knorr-Bremse	4,801	487	Total Indonesia
			(Cost $3,220)		5,182
Wirecard	4,193	696
Zalando (1)	28,493	1,303
			JAPAN 3.0%
		3,074
			Common Stocks 3.0%
			Daiichi Sankyo	14,000	851
			Daikin Industries	8,900	1,105

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FANUC	4,300	764	PHILIPPINES 3.1%
Keyence	2,300	1,320
Recruit Holdings	19,300	653	Common Stocks 3.1%
SoftBank Group	23,300	1,190	Ayala Land	1,497,240	1,460
Sumitomo Metal Mining	11,000	312	BDO Unibank	456,857	1,314
Total Japan			Jollibee Foods	252,680	1,284
(Cost $4,402)		6,195	SM Investments	121,272	2,371
			Total Philippines
MEXICO 0.5%			(Cost $4,731)		6,429

Common Stocks 0.5%			PORTUGAL 0.2%
Concentradora Fibra Danhos (5)	716,659	972
Total Mexico			Common Stocks 0.2%
(Cost $1,267)		972	Galp Energia	29,920	466
			Total Portugal
NETHERLANDS 2.0%			(Cost $589)		466

Common Stocks 2.0%			SINGAPORE 1.0%
Adyen (1)	1,359	1,027
ASML Holding (USD)	5,695	1,269	Common Stocks 1.0%
Heineken	7,905	848	Sea, ADR (USD) (1)(5)	55,517	1,949
Koninklijke DSM	8,213	1,017
			Total Singapore
Total Netherlands			(Cost $1,003)		1,949
(Cost $2,645)		4,161
			SOUTH AFRICA 0.6%
NIGERIA 0.3%
			Common Stocks 0.6%
Common Stocks 0.3%			Naspers, N Shares	2,207	538
Nestle Nigeria	174,781	616	Sanlam	125,856	651
Total Nigeria			Total South Africa
(Cost $500)		616	(Cost $1,432)		1,189

PERU 1.8%			SOUTH KOREA 0.6%

Common Stocks 1.8%			Common Stocks 0.6%
Credicorp (USD)	7,102	1,548	Samsung Electronics	33,238	1,259
InRetail Peru (USD)	54,534	2,078
			Total South Korea
Total Peru			(Cost $1,252)		1,259
(Cost $1,838)		3,626
			SWEDEN 1.0%

			Common Stocks 1.0%
			Assa Abloy, B Shares	30,073	690

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Hexagon, B Shares	25,992	1,259	UNITED STATES 46.9%
Total Sweden
(Cost $1,367)		1,949	Common Stocks 45.9%
			Agilent Technologies	13,420	931
SWITZERLAND 2.8%			Alphabet, Class C (1)	5,713	6,951
			Amazon.com (1)	3,161	5,901
Common Stocks 2.8%			American Water Works	9,800	1,125
Givaudan	309	822	Amphenol, Class A	10,100	943
Julius Baer Group	18,885	807	Apple	7,620	1,623
Lonza Group	3,717	1,273	Atlassian, Class A (1)	8,491	1,190
Nestle	13,965	1,482	Becton Dickinson & Company	6,366	1,609
Roche Holding	4,619	1,236	Boeing	3,419	1,166
			Booking Holdings (1)	457	862
Total Switzerland			Centene (1)	8,886	463
(Cost $5,110)		5,620	Charles Schwab	43,320	1,872
			Chubb	7,497	1,146
THAILAND 0.5%			Cigna	6,583	1,119
			Citigroup	19,202	1,366
Common Stocks 0.5%			Clorox	7,280	1,184
Central Pattana, NVDR	127,500	302	Cognex	12,620	555
CP ALL	273,500	764	Colgate-Palmolive	9,630	691
Total Thailand			Concho Resources	8,370	818
(Cost $533)		1,066	Continental Resources (1)	12,600	468
			CoStar Group (1)	837	515
TURKEY 0.5%			Danaher	15,274	2,146
			Eli Lilly	5,330	581
			EOG Resources	7,067	607
Common Stocks 0.5%
			Estee Lauder, Class A	5,254	968
BIM Birlesik Magazalar	41,894	352	Eversource Energy	13,383	1,015
Ulker Biskuvi Sanayi (1)	188,361	625	Facebook, Class A (1)	22,878	4,444
Total Turkey			First Republic Bank	5,718	568
(Cost $935)		977	FleetCor Technologies (1)	3,590	1,020
			Gartner (1)	6,569	915
UNITED KINGDOM 4.1%			General Electric	183,840	1,921
			Hilton Worldwide Holdings	10,597	1,023
Common Stocks 4.1%			Intuit	7,254	2,012
ASOS (1)	34,534	1,085	Intuitive Surgical (1)	2,897	1,505
Diageo	19,514	814	JPMorgan Chase	11,794	1,368
Farfetch, Class A (USD) (1)(5)	87,930	1,767	KKR, Class A	37,670	1,008
Ocado Group (1)	44,592	673	Linde	3,630	694
Prudential	22,505	463	MarketAxess Holdings	2,890	974
Rentokil Initial	275,061	1,453	Marriott International, Class A	8,042	1,118
Rolls-Royce Holdings	72,467	758	Marsh & McLennan	5,873	580
Unilever	23,459	1,411	Maxim Integrated Products	14,730	872
			MGM Resorts International	35,570	1,068
Total United Kingdom
(Cost $8,867)		8,424	Microsoft	24,449	3,332
			Morgan Stanley	21,747	969

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Netflix (1)	3,651	1,179	VIETNAM 1.5%
NextEra Energy	11,832	2,451
Northrop Grumman	4,302	1,487	Common Stocks 1.5%
NVR (1)	120	401	Masan Group (1)	588,330	2,013
PayPal Holdings (1)	10,632	1,174	Military Commercial Joint Stock
Prologis, REIT	21,530	1,736	Bank	965,042	964
Roper Technologies	5,566	2,024
			Total Vietnam
salesforce. com (1)	9,246	1,428	(Cost $2,861)		2,977
Sempra Energy (5)	17,649	2,390
ServiceNow (1)	4,178	1,159
			SHORT-TERM INVESTMENTS 1.9%
Splunk (1)	10,589	1,433
State Street	7,899	459
			Money Market Funds 1.9%
Stryker	6,760	1,418
Tableau Software, Class A (1)	7,237	1,227	T. Rowe Price Government Reserve
			Fund, 2.38% (6)(7)	3,796,509	3,796
TD Ameritrade Holding	30,570	1,562
Tesla (1)(5)	5,420	1,310	Total Short-Term Investments
UnitedHealth Group	3,921	976	(Cost $3,796)		3,796
Veeva Systems, Class A (1)	4,820	800
Vertex Pharmaceuticals (1)	6,964	1,160	SECURITIES LENDING COLLATERAL 2.9%
Visa, Class A	12,425	2,212
Waste Connections	4,894	444	Investments in a Pooled Account through Securities Lending
Workday, Class A (1)	9,065	1,813	Program with JPMorgan Chase Bank 2.9%

		93,449	Short-Term Funds 2.9%

Convertible Preferred Stocks 1.0%			T. Rowe Price Short-Term Fund,
			2.43% (6)(7)	593,482	5,935
Aurora Innovation, Series B,
Acquisition Date: 3/1/19,			Total Investments in a Pooled Account through
Cost $263 (1)(3)(4)	28,510	263	Securities Lending Program with JPMorgan
Magic Leap, Series D,			Chase Bank		5,935
Acquisition Date: 10/12/17,			Total Securities Lending Collateral
Cost $867 (1)(3)(4)	32,112	867	(Cost $5,935)		5,935
Spacex, Series K,
Acquisition Date: 5/21/19,
Cost $703 (1)(3)(4)	3,445	703	Total Investments in Securities	103.5%
Uipath, Series D-1,
Acquisition Date: 4/26/19,			(Cost $155,479)		$210,820
Cost $245 (1)(3)(4)	6,216	245	Other Assets Less Liabilities (3.5)%		(7,049)
Uipath, Series D-2,			Net Assets 100%		$203,771
Acquisition Date: 4/26/19,
Cost $41 (1)(3)(4)	1,044	41

		2,119
Total United States
(Cost $64,200)		95,568

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $3,769 and represents 1.8% of net assets.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of this security is on loan at July 31, 2019.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
JPY Japanese Yen
NVDR Non-Voting Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

Forward Currency Exchange Contracts
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
UBS Investment Bank	8/15/19	USD	4,114	JPY	443,125	$36
Net unrealized gain (loss) on open forward
currency exchange contracts						$36

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$44
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$44	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government Reserve Fund	$1		¤	¤	$3,796
T. Rowe Price Short-Term Fund	6,829		¤	¤	5,935
					$9,731	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $44 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,731.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Global Growth Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the

T. ROWE PRICE INSTITUTIONAL GLOBAL GROWTH EQUITY FUND

issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$112,488	$82,946	$1,253	$196,687
Convertible Preferred Stocks	—	—	2,516	2,516
Preferred Stocks	—	1,886	—	1,886
Short-Term Investments	3,796	—	—	3,796
Securities Lending Collateral	5,935	—	—	5,935
Total Securities	122,219	84,832	3,769	210,820
Forward Currency Exchange Contracts	—	36	—	36
Total	$122,219	$84,868	$3,769	$210,856

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $0 for the period ended July 31, 2019.

($000s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	11/1/18	Period	Purchases	7/31/19
Investment in Securities
Common Stocks	$1,253	$–	$–	$1,253
Convertible Preferred Stocks	867	–	1,649	2,516

Total	$2,120	$–	$1,649	$3,769

T. ROWE PRICE INSTITUTIONAL GLOBAL VALUE EQUITY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

AUSTRIA 0.6%			FINLAND 0.7%

Common Stocks 0.6%			Common Stocks 0.7%
BAWAG Group	1,574	63	Kojamo	4,907	69
Total Austria			Total Finland
(Cost $73)		63	(Cost $62)		69

BELGIUM 0.8%			FRANCE 3.1%

Common Stocks 0.8%			Common Stocks 3.1%
KBC Group	1,314	84	Atos	973	78
Total Belgium			Electricite de France	6,089	75
(Cost $90)		84	TOTAL	3,212	167
			Total France
CANADA 4.2%			(Cost $307)		320

Common Stocks 4.2%			GERMANY 3.1%
Bombardier, Class B (1)	30,130	52
Franco-Nevada	1,504	131	Common Stocks 3.1%
Kirkland Lake Gold	1,517	63	Bayer	1,481	96
Magna International (USD)	1,696	85	Commerzbank	8,234	56
TC Energy	2,139	105	Daimler	1,306	67
Total Canada			Munich Re	426	102
(Cost $377)		436	Total Germany
			(Cost $385)		321
CHINA 3.3%
			INDIA 0.9%
Common Stocks 3.3%
Fosun International (HKD)	47,000	61	Common Stocks 0.9%
Gree Electric Appliances of			ICICI Bank, ADR (USD)	7,901	96
Zhuhai, A Shares	9,058	72	Total India
PICC Property & Casualty, H			(Cost $71)		96
Shares (HKD)	40,000	48
Ping An Insurance Group, H
Shares (HKD)	5,500	65	INDONESIA 0.6%
YY, ADR (USD) (1)	615	39
Zhejiang Expressway, H Shares			Common Stocks 0.6%
(HKD)	64,000	62	Bank Negara Indonesia Persero	107,800	65
Total China			Total Indonesia
(Cost $362)		347	(Cost $66)		65

			ITALY 0.5%

			Common Stocks 0.5%
			Prysmian	2,451	50

T. ROWE PRICE INSTITUTIONAL GLOBAL VALUE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Total Italy			SOUTH KOREA 0.9%
(Cost $58)		50
			Common Stocks 0.9%
JAPAN 9.2%			SK Hynix	1,412	90
			Total South Korea
Common Stocks 9.2%			(Cost $89)		90
Coca-Cola Bottlers Japan
Holdings	3,100	76	SWITZERLAND 5.0%
Fujitsu	1,100	86
Kirin Holdings	4,200	91	Common Stocks 5.0%
Mitsubishi Electric	5,800	76	Adecco Group	1,496	82
Mitsui Fudosan Logistics Park	33	119	Roche Holding	759	203
Nippon Telegraph & Telephone	3,300	149	TE Connectivity (USD)	1,130	104
Persol Holdings	3,200	77	Zurich Insurance Group	389	135
Rakuten	6,100	62
SCREEN Holdings	1,100	60	Total Switzerland
SUMCO	3,500	46	(Cost $490)		524
Takeda Pharmaceutical	3,400	117
Total Japan			UNITED KINGDOM 6.2%
(Cost $854)		959
			Common Stocks 6.2%

NETHERLANDS 1.8%			ASOS (1)	1,749	55
			AstraZeneca	1,868	161
Common Stocks 1.8%			BP	25,294	167
			Meggitt	11,342	82
ASML Holding	431	96	Rio Tinto	1,991	113
NXP Semiconductors (USD)	882	91	WPP	6,517	77
Total Netherlands			Total United Kingdom
(Cost $162)		187	(Cost $644)		655

PORTUGAL 0.4%			UNITED STATES 57.2%

Common Stocks 0.4%			Common Stocks 57.2%
Banco Comercial Portugues,			Aaron's	1,061	67
Class R	185,923	48	Alaska Air Group	1,104	70
Total Portugal			American International Group	4,491	252
(Cost $58)		48	Apple	645	137
			Assurant	658	75
RUSSIA 0.6%			Bank of America	8,778	269
			Boeing	467	159
Common Stocks 0.6%			Bunge	949	56
Sberbank of Russia PJSC, ADR			Chubb	919	141
(USD)	4,624	69	Cisco Systems	3,617	200
Total Russia			Cubic (2)	835	55
(Cost $60)		69	Dow	995	48
			DuPont de Nemours	934	67

T. ROWE PRICE INSTITUTIONAL GLOBAL VALUE EQUITY FUND

		Shares	$ Value		Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Edison International		775	58	SHORT-TERM INVESTMENTS 1.3%
Entergy		1,817	192
Equity Residential, REIT		1,371	108	MONEY MARKET FUNDS 1.3%
Eversource Energy		1,384	105	T. Rowe Price Government Reserve
Fidelity National Financial		2,341	100	Fund, 2.38% (3)(4)	139,753	140
Fifth Third Bancorp		3,934	117	Total Short-Term Investments
First Republic Bank		1,062	106	(Cost $140)		140
General Electric		20,479	214
Johnson & Johnson		1,392	181	SECURITIES LENDING COLLATERAL 0.5%
JPMorgan Chase		2,644	307
Kimberly-Clark		1,129	153	Investments in a Pooled Account through Securities Lending
L3Harris Technologies		746	155	Program with JPMorgan Chase Bank 0.5%
Lam Research		491	102	SHORT-TERM FUNDS 0.5%
Merck		2,074	172
Microsoft		2,453	334	T. Rowe Price Short-Term Fund,
Morgan Stanley		2,852	127	2.43% (3)(4)	5,006	50
NextEra Energy		1,301	270
Occidental Petroleum		1,425	73
Pfizer		5,262	204	Total Investments in a Pooled Account
Philip Morris International		1,259	105	through Securities Lending Program with
Pioneer Natural Resources		548	76	JPMorgan Chase Bank		50
PRA Group (1)(2)		2,161	67	Total Securities Lending Collateral
Prologis, REIT		965	78	(Cost $50)		50
QUALCOMM		1,446	106
Sempra Energy		1,664	225	Total Investments in Securities 100.9%
T-Mobile US (1)		1,436	115
Thermo Fisher Scientific		500	139	(Cost $9,162)		$10,553
Tyson Foods, Class A		1,999	159	Other Assets Less Liabilities (0.9)%		(94)
Wells Fargo		3,261	158	Net Assets 100%		$10,459
Zimmer Biomet Holdings		578	78
Total United States
(Cost $4,764)			5,980

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are
	denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2019.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD	U. S. Dollar

T. ROWE PRICE INSTITUTIONAL GLOBAL VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$5
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$5	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government Reserve Fund	$314		¤	¤	$140
T. Rowe Price Short-Term Fund	119		¤	¤	50
					$190	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $190.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL GLOBAL VALUE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Global Value Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL GLOBAL VALUE EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE INSTITUTIONAL GLOBAL VALUE EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,464	$ 3,899	$ —	$ 10,363
Short-Term Investments	140	—	—	140
Securities Lending Collateral	50	—	—	50

Total	$6,654	$ 3,899	$ —	$ 10,553

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

AUSTRALIA 4.3%			CHILE 0.5%

Common Stocks 4.3%			Common Stocks 0.5%
Australia & New Zealand			Antofagasta (GBP)	14,360	162
Banking Group	10,384	198	Total Chile
BHP Group	1,988	55	(Cost $158)		162
Challenger	24,140	116

CSL	649	101	CHINA 3.1%
Independence Group	33,135	120
Macquarie Group	2,391	209
Rio Tinto	1,259	84	Common Stocks 3.1%
Scentre Group	41,532	113	Alibaba Group Holding, ADR
South32	40,197	86	(USD) (2)	1,023	177
Telstra	14,040	38	Baidu, ADR (USD) (2)	611	68
			Beijing Enterprises Holdings
WorleyParsons	13,974	153	(HKD)	18,000	88
Total Australia			PICC Property & Casualty, H
(Cost $1,065)		1,273	Shares (HKD)	82,000	97
			Ping An Insurance Group, H
AUSTRIA 0.2%			Shares (HKD)	19,000	224
			Tencent Holdings (HKD)	3,200	149
Common Stocks 0.2%			YY, ADR (USD) (2)	1,954	126
Erste Group Bank	1,671	60	Total China
			(Cost $589)		929
Total Austria
(Cost $55)		60
			DENMARK 1.3%

BELGIUM 0.5%			Common Stocks 1.3%
Common Stocks 0.5%			Ascendis Pharma, ADR (USD)
			(2)	493	57
Umicore	4,378	137	Danske Bank	6,695	99
Total Belgium			GN Store Nord	2,350	112
(Cost $99)		137	Novo Nordisk, B Shares	2,589	124
			Total Denmark
CANADA 3.2%			(Cost $416)		392

Common Stocks 3.2%			FINLAND 0.6%
Element Fleet Management	25,482	194
Magna International (USD)	4,770	240	Common Stocks 0.6%
National Bank of Canada (1)	4,503	218	Stora Enso, R Shares	16,210	187
Sun Life Financial	7,367	306
			Total Finland
Total Canada			(Cost $144)		187
(Cost $841)		958

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FRANCE 8.9%			IRELAND 0.6%

Common Stocks 8.9%			Common Stocks 0.6%
Air Liquide	1,492	206	DCC (GBP)	2,013	170
AXA	13,516	340	Total Ireland
BNP Paribas	5,649	264	(Cost $103)		170
Engie	18,467	284
Eutelsat Communications	7,738	148	ITALY 1.6%
Kering	336	174
L'Oreal	1,071	287	Common Stocks 1.6%
Legrand	1,697	120
Sanofi	3,619	302	Intesa Sanpaolo	50,949	110
TOTAL	8,360	433	Moncler	4,315	177
Unibail-Rodamco-Westfield	740	99	Prysmian	5,861	121
			Telecom Italia	131,371	70
Total France
(Cost $2,456)		2,657	Total Italy
			(Cost $451)		478

GERMANY 8.2%			JAPAN 21.4%
Common Stocks 8.2%
BASF	2,816	187	Common Stocks 21.4%
Bayer	5,530	358	Aisin Seiki	2,300	75
Commerzbank	5,670	38	Asahi Kasei	18,400	187
Covestro	2,745	124	Astellas Pharma	27,300	387
E. ON	7,919	79	Central Japan Railway	800	161
Fresenius	4,366	218	CyberAgent	2,500	100
Knorr-Bremse	1,112	113	Electric Power Development,
			Class C	5,300	119
Munich Re	1,329	317	Hamamatsu Photonics	2,200	82
Siemens	4,849	528	Honda Motor	3,500	87
Siemens Healthineers	3,551	147	Kirin Holdings	4,400	95
Stroeer	1,570	124	Miraca Holdings	800	18
Telefonica Deutschland Holding	46,712	118	Mitsubishi	7,700	207
Zalando (2)	2,452	112	Mitsubishi Electric	24,300	317
Total Germany			Mitsubishi UFJ Financial Group	46,000	227
(Cost $2,853)		2,463	Mitsubishi UFJ Lease & Finance	17,200	91
			Mitsui Fudosan	8,800	199
HONG KONG 1.6%			Mitsui Mining & Smelting	2,900	67
			Murata Manufacturing	3,000	137
Common Stocks 1.6%			Nippon Telegraph & Telephone	11,700	528
AIA Group	20,000	205	Omron	2,700	128
CK Hutchison Holdings	21,468	201	Panasonic	16,100	136
Samsonite International	38,700	76	Pola Orbis Holdings	2,200	55
			Recruit Holdings	5,200	176
Total (Cost Hong $469) Kong		482	Renesas Electronics (2)	10,100	59
			Seven & i Holdings	6,200	212
			SMC	400	145

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SoftBank Group	2,800	143	Wilmar International	52,700	152
Sony	2,400	137	Total Singapore
Stanley Electric	4,200	104	(Cost $379)		505
Sumitomo	21,200	315
Sumitomo Mitsui Trust Holdings	4,036	138	SOUTH KOREA 1.7%
Sumitomo Rubber Industries	6,200	68
Suzuki Motor	3,800	149	Common Stocks 1.7%
Takeda Pharmaceutical, ADR
(USD)	4,274	75	KT	3,143	74
TechnoPro Holdings	1,300	73	NAVER	661	77
THK	7,200	181	Samsung Electronics	9,042	342
Tokio Marine Holdings	5,400	287	Total South Korea
Tokyo Electron	1,100	186	(Cost $281)		493
Tosoh	1,900	27
Toyota Motor	5,900	381	SPAIN 0.4%
Welcia Holdings	1,900	88
Yahoo Japan	26,200	77	Common Stocks 0.4%
Total Japan			Telefonica	17,040	130
(Cost $5,616)		6,424	Total Spain
			(Cost $190)		130
NETHERLANDS 4.9%
			SWEDEN 2.3%
Common Stocks 4.9%
ABN AMRO Bank, GDR	9,110	182	Common Stocks 2.3%
ASML Holding	1,030	230	Autoliv, SDR	1,791	130
ING Groep	22,858	254	Elekta, B Shares	10,403	148
Koninklijke Philips	11,750	551	LM Ericsson, B Shares	19,358	169
NXP Semiconductors (USD)	2,465	255	Svenska Handelsbanken, A
Total Netherlands			Shares	26,784	241
(Cost $1,227)		1,472	Total Sweden
			(Cost $743)		688
NORWAY 2.2%
			SWITZERLAND 9.3%
Common Stocks 2.2%
DNB	16,019	287	Common Stocks 9.3%
Equinor	11,458	205	ABB	10,686	202
Storebrand	25,065	169	Alcon (2)	1,372	80
Total Norway			GAM Holding (2)	5,266	23
(Cost $591)		661	Nestle	9,871	1,047
			Novartis	6,766	620
SINGAPORE 1.7%			Roche Holding	2,100	562
			Zurich Insurance Group	742	258
Common Stocks 1.7%			Total Switzerland
DBS Group Holdings	11,900	227	(Cost $2,337)		2,792
United Overseas Bank	6,600	126

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

TAIWAN 1.8%			UNITED STATES 0.8%

Common Stocks 1.8%			Common Stocks 0.8%
Largan Precision	1,000	135	Broadcom	821	238
Taiwan Semiconductor			Total United States
Manufacturing	50,000	411	(Cost $62)		238
Total Taiwan
(Cost $255)		546	SHORT-TERM INVESTMENTS 0.0%

UNITED KINGDOM 17.3%			Money Market Funds 0.0%
			T. Rowe Price Government Reserve
Common Stocks 17.3%			Fund,
Amcor (AUD)	11,986	127	2.38% (3)(4)	1,158	1
ASOS (2)	3,221	101	Total Short-Term Investments
Aviva	27,709	136	(Cost $1)		1
Barclays, ADR (USD)	4,065	30
BHP Group	8,544	204	SECURITIES LENDING COLLATERAL 0.5%
Burberry Group	6,856	189	Investments in a Pooled Account through Securities Lending
Close Brothers Group	1,788	29	Program with JPMorgan Chase Bank 0.5%
Compass Group	7,695	195
Diageo	6,556	273	Short-Term Funds 0.5%
Direct Line Insurance Group	45,995	180	T. Rowe Price Short-Term Fund,
GlaxoSmithKline, ADR (USD)	7,807	322	2.43% (3)(4)	15,916	159
Great Portland Estates	11,962	96
Johnson Matthey	4,812	188	Total Short-Term Funds
Kingfisher	54,154	146	(Cost $159)		159
Lloyds Banking Group	281,406	182
Meggitt	34,933	252	Total Investments in a Pooled Account through
Melrose Industries	68,862	155	Securities Lending Program with JPMorgan
National Grid	15,444	158	Chase Bank		159
Persimmon	5,433	133	Total Securities Lending Collateral
Prudential	15,590	321	(Cost $159)		159
Royal Dutch Shell, Class B, ADR
(USD)	5,124	325
RSA Insurance Group	16,192	110	Total Investments in Securities 98.9%
Standard Chartered	16,484	136	(Cost $26,704)		$29,644
Unilever	12,318	741	Other Assets Less Liabilities 1.1%		326
Vodafone Group, ADR (USD)	13,647	247	Net Assets 100%		$29,970
WPP	17,882	211
Total United Kingdom
(Cost $5,164)		5,187

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2019.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SDR Swedish Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$3
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$3	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government Reserve Fund	$234		¤	¤	$1
T. Rowe Price Short-Term Fund	135		¤	¤	159
					$160	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $160.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional International Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,160	$ 27,324	$ —	$ 29,484
Short-Term Investments	1	—	—	1
Securities Lending Collateral	159	—	—	159
Total	$2,320	$ 27,324	$ —	$ 29,644

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

BELGIUM 2.2%			Total France
			(Cost $28,231)		29,333
Common Stocks 2.2%
Groupe Bruxelles Lambert	40,935	3,859	GERMANY 11.3%
Ontex Group	126,901	2,091
Total Belgium			Common Stocks 9.9%
(Cost $5,449)		5,950	Allianz	10,613	2,462
			BASF	53,175	3,530
CANADA 3.6%			Bayer	55,465	3,592
			Beiersdorf	20,334	2,357
Common Stocks 3.6%			Continental	28,101	3,853
Power Corp of Canada	159,700	3,386	Daimler	71,397	3,690
Sprott Physical Gold & Silver			Deutsche Telekom	119,127	1,951
Trust (USD) (1)(2)	451,289	6,142	GEA Group	63,804	1,584
Total Canada			Siemens	31,473	3,425
(Cost $8,802)		9,528			26,444

DENMARK 2.7%			Preferred Stocks 1.4%
			Henkel (3)	36,007	3,713
Common Stocks 2.7%					3,713
H Lundbeck	116,458	4,489	Total Germany
Novozymes, B Shares	57,259	2,648	(Cost $30,830)		30,157
Total Denmark
(Cost $7,138)		7,137	HONG KONG 2.3%

FINLAND 2.5%			Common Stocks 2.3%
			CK Hutchison Holdings	339,192	3,170
Common Stocks 2.5%			Samsonite International	1,554,000	3,043
Sampo, A Shares	79,250	3,290	Total Hong Kong
Wartsila	262,648	3,300	(Cost $7,830)		6,213
Total Finland
(Cost $7,468)		6,590	ITALY 3.1%

FRANCE 11.0%			Common Stocks 3.1%
			Eni	280,830	4,387
Common Stocks 11.0%			PRADA (HKD)	1,284,800	3,944
BNP Paribas	106,335	4,977	Total Italy
EssilorLuxottica	30,030	4,065	(Cost $7,893)		8,331
JCDecaux	122,703	3,533
Klepierre	115,760	3,571	JAPAN 19.5%
Sanofi	35,632	2,969
Schneider Electric	22,948	1,980	Common Stocks 19.5%
TOTAL	105,038	5,444	Asics	423,700	4,540
Wendel	20,280	2,794	Astellas Pharma	257,100	3,644

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Hoshizaki	65,500	4,627	SWITZERLAND 7.4%
Hoya	34,800	2,669
Japan Tobacco	183,200	4,037	Common Stocks 7.4%
Kirin Holdings	233,400	5,062	Nestle	42,810	4,541
Mitsubishi	174,400	4,683	Novartis	38,988	3,575
Mitsubishi Electric	313,600	4,096	Pargesa Holding	52,400	3,933
Nippon Telegraph & Telephone	79,000	3,565	Roche Holding	16,329	4,371
Otsuka Holdings	175,600	6,458	UBS Group	82,629	922
Shimano	29,900	4,221	Zurich Insurance Group	6,770	2,355
Suntory Beverage & Food	107,400	4,261
			Total Switzerland
Total Japan			(Cost $14,687)		19,697
(Cost $50,491)		51,863
			UNITED KINGDOM 11.1%
NETHERLANDS 6.2%
			Common Stocks 11.1%
Common Stocks 6.2%			Amcor (AUD)	339,963	3,597
ASML Holding	16,121	3,592	BAE Systems	693,517	4,608
GrandVision	98,141	2,942	BHP Group	116,252	2,772
HAL Trust	32,779	5,096	GlaxoSmithKline	100,795	2,084
Heineken	22,192	2,381	National Grid	337,991	3,464
Unilever	41,506	2,406	Reckitt Benckiser Group	24,384	1,885
Total Netherlands			Smiths Group	190,127	3,781
(Cost $13,477)		16,417	Standard Chartered	403,881	3,324
			Vodafone Group	2,269,035	4,130
SWEDEN 4.6%			Total United Kingdom
			(Cost $27,706)		29,645
Common Stocks 4.6%
Epiroc, B Shares	228,138	2,371	SHORT-TERM INVESTMENTS 11.0%
Essity, B Shares	48,266	1,434
Industrivarden, C Shares	93,523	2,032	MONEY MARKET FUNDS 11.0%
Investor, B Shares	47,134	2,241	T. Rowe Price Government Reserve
Kinnevik, B Shares	87,170	2,217	Fund, 2.38% (4)(5)	29,263,309	29,263
L E Lundbergforetagen, B			Total Short-Term Investments
Shares	56,203	2,081	(Cost $29,263)		29,263
Total Sweden
(Cost $10,447)		12,376
			Total Investments in Securities 98.5%
			(Cost $249,712)		$262,500
			Other Assets Less Liabilities 1.5%		4,117
			Net Assets 100%		$266,617

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Organized as a closed-end management investment company.
(3) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4) Seven-day yield
(5) Affiliated Companies
AUD Australian Dollar
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$449	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Government Reserve Fund	$13,061	¤	¤	$29,263	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $449 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,263.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional International Disciplined Equity Fund (the fund), formerly the Institutional International
Concentrated Equity Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,142	$ 223,382	$ —	$ 229,524
Preferred Stocks	—	3,713	—	3,713
Short-Term Investments	29,263	—	—	29,263
Total	$35,405	$ 227,095	$ —	$ 262,500

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 0.3%			Restaurant Brands International
			(USD)	7,430	548
Common Stocks 0.3%			Seven Generations Energy,
			Class A (1)	72,299	402
Globant (USD) (1)	1,441	153
			Total Canada
Total Argentina			(Cost $2,460)		2,406
(Cost $74)		153

AUSTRALIA 0.6%			CAYMAN ISLANDS 0.1%

			Convertible Preferred Stocks 0.1%
Common Stocks 0.6%
			Bytedance, Series E, Acquisition
South32	174,322	371	Date: 7/8/19, Cost: $60 (USD)
Total Australia			(1)(3)(4)	1,207	60
(Cost $236)		371	Total Cayman Islands
			(Cost $60)		60
AUSTRIA 1.2%
			CHINA 7.2%
Common Stocks 1.2%
Erste Group Bank	19,479	699	Common Stocks 5.2%
Total Austria			58. com, ADR (USD) (1)	5,348	302
(Cost $627)		699	Alibaba Group Holding, ADR
			(USD) (1)	6,373	1,103

BELGIUM 0.4%			China Mengniu Dairy (HKD)	91,000	367
			China Overseas Land &
			Investment (HKD)	82,000	280
Common Stocks 0.4%			Hansoh Pharmaceutical Group
Galapagos (1)	1,205	209	(HKD) (1)	34,000	92
Total Belgium			Tencent Holdings (HKD)	20,000	932
(Cost $122)		209			3,076

BRAZIL 1.0%			Common Stocks - China A Shares 1.8%
			BTG Hotels Group (CNH)	61,700	151
Common Stocks 1.0%			Gree Electric Appliances of
			Zhuhai (CNH)	55,400	439
Banco Bradesco, ADR (USD)	41,284	373	Kweichow Moutai (CNH)	3,287	460
StoneCo, Class A (USD) (1)(2)	6,638	233
Total Brazil					1,050
(Cost $399)		606	Convertible Preferred Stocks 0.2%
			Xiaoju Kuaizhi, Series A-17,
CANADA 4.1%			Acquisition Date: 10/19/15,
			Cost: $72 (USD) (1)(3)(4)	2,643	135

Common Stocks 4.1%					135
Canadian Natural Resources	10,750	272	Total China
Canadian Pacific Railway	1,312	313	(Cost $2,243)		4,261
Magna International (USD)	17,278	871

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FINLAND 0.8%			HONG KONG 3.4%

Common Stocks 0.8%			Common Stocks 3.4%
Sampo, A Shares	11,926	495	AIA Group	103,000	1,056
Total Finland			CK Hutchison Holdings	36,224	339
(Cost $517)		495	Jardine Matheson Holdings
			(USD)	10,500	637

FRANCE 7.8%			Total Hong Kong
			(Cost $1,267)		2,032
Common Stocks 7.8%
Air Liquide	4,226	583	INDIA 4.8%
Airbus (5)	3,680	520
BNP Paribas	3,952	185	Common Stocks 4.8%
Dassault Aviation	448	616	Axis Bank	51,858	507
EssilorLuxottica	5,712	773	Housing Development Finance	37,936	1,167
LVMH Moet Hennessy Louis			Maruti Suzuki India	4,501	356
Vuitton	400	165	NTPC	404,889	743
Thales	10,662	1,201	Yes Bank	64,344	83
TOTAL	4,707	244	Total India
Ubisoft Entertainment (1)(5)	3,518	290	(Cost $1,962)		2,856
Total France
(Cost $3,888)		4,577	INDONESIA 1.8%

GERMANY 4.2%			Common Stocks 1.8%
			Bank Central Asia	340,700	748
Common Stocks 4.0%			Sarana Menara Nusantara	6,159,700	324
Bayer	9,858	639	Total Indonesia
Fresenius	1,250	62	(Cost $485)		1,072
Infineon Technologies	7,688	142
Knorr-Bremse	2,387	242	ITALY 0.9%
Merck	1,011	103
SAP	4,673	571	Common Stocks 0.9%
Wirecard	1,648	274
Zalando (1)	6,778	310	Banca Mediolanum	77,644	556
			Total Italy
		2,343	(Cost $594)		556
Preferred Stocks 0.2%
Sartorius (6)	550	111	JAPAN 13.7%

		111	Common Stocks 13.7%
Total Germany			Chugai Pharmaceutical	4,100	293
(Cost $2,327)		2,454	Daiichi Sankyo	3,400	207
			Disco	1,500	275
			en-japan	5,600	230

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Fujitsu General	22,600	361	POLAND 0.2%
Hoshizaki	2,400	170
Kansai Paint	7,800	154	Common Stocks 0.2%
Koito Manufacturing	4,000	200	Powszechny Zaklad
Kusuri no Aoki Holdings	1,700	112	Ubezpieczen	10,715	115
Mitsubishi Electric	40,500	529	Total Poland
Murata Manufacturing	11,500	527	(Cost $122)		115
Nippon Telegraph & Telephone	18,700	844

Otsuka Holdings	4,700	173	PORTUGAL 2.5%
Outsourcing	14,700	175
Persol Holdings	17,300	419
Sega Sammy Holdings	15,700	201	Common Stocks 2.5%
Seven & i Holdings	23,800	812	Galp Energia	51,604	803
Stanley Electric	12,300	305	Jeronimo Martins	39,633	640
Suzuki Motor	3,200	125	Total Portugal
Takeda Pharmaceutical	32,341	1,113	(Cost $1,428)		1,443
Terumo	9,900	288
Trend Micro	3,400	148	SAUDI ARABIA 0.3%
Yahoo Japan	139,100	407
Total Japan			Common Stocks 0.3%
(Cost $7,467)		8,068	Al Rajhi Bank	9,149	167
			Total Saudi Arabia
NETHERLANDS 4.7%			(Cost $134)		167

Common Stocks 4.7%			SOUTH AFRICA 3.9%
ASML Holding	3,553	792
Koninklijke Philips	20,955	983	Common Stocks 3.9%
NXP Semiconductors (USD)	9,791	1,012	FirstRand	113,700	486
Total Netherlands			Naspers, N Shares	7,494	1,827
(Cost $1,938)		2,787	Total South Africa
			(Cost $2,049)		2,313
PERU 0.7%
			SOUTH KOREA 3.5%
Common Stocks 0.7%
Credicorp (USD)	1,875	409	Common Stocks 3.5%
Total Peru			LG Household & Health Care	308	326
(Cost $363)		409	NAVER	7,256	842
			Samsung Electronics	24,328	921
PHILIPPINES 0.4%			Total South Korea
			(Cost $1,611)		2,089
Common Stocks 0.4%
SM Investments	11,520	225	SPAIN 1.3%
Total Philippines
(Cost $188)		225	Common Stocks 1.3%
			Amadeus IT Group (5)	8,212	642

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Grifols, ADR (USD)	5,249	119	Network International Holdings
Total Spain			(GBP) (1)	16,336	122
(Cost $399)		761	Total United Arab Emirates
			(Cost $336)		475
SWEDEN 2.6%
			UNITED KINGDOM 8.4%
Common Stocks 2.6%
Essity, B Shares	40,392	1,200	Common Stocks 8.2%
Hexagon, B Shares	6,928	336	Amcor (AUD)	69,914	740
			British American Tobacco	24,246	864
Total (Cost Sweden $1,144)		1,536	Burberry Group	9,390	259
			ConvaTec Group	92,871	175
			Farfetch, Class A (USD) (1)	12,994	261
SWITZERLAND 6.8%			Homeserve	12,814	177
			LivaNova (USD) (1)	3,399	262
Common Stocks 6.8%			London Stock Exchange Group	7,290	586
dormakaba Holding	403	295	Prudential	17,340	357
Julius Baer Group	10,671	456	Reckitt Benckiser Group	4,164	322
Lonza Group	2,214	759	Smith & Nephew (5)	22,318	505
Nestle	10,762	1,142	Vodafone Group	182,614	332
Roche Holding	1,886	505
UBS Group	74,934	836			4,840
Total Switzerland			Convertible Preferred Stocks 0.2%
(Cost $3,624)		3,993	Roofoods, Series G, Acquisition
			Date: 5/16/19, Cost: $114
TAIWAN 1.9%			(USD) (1)(3)(4)	272	114
					114
Common Stocks 1.9%			Total United Kingdom
Largan Precision	1,000	135	(Cost $4,976)		4,954
Taiwan Semiconductor
Manufacturing	122,000	1,003	UNITED STATES 5.4%
Total Taiwan
(Cost $465)		1,138	Common Stocks 5.4%
			Booking Holdings (1)	312	589
THAILAND 0.7%			Liberty Latin America, Class C
			(1)	16,962	278
Common Stocks 0.7%			Linde (EUR)	3,364	643
CP ALL	149,500	418	Mastercard, Class A	2,579	702
			Philip Morris International	5,638	471
Total Thailand			Waste Connections	5,540	503
(Cost $174)		418
			Total United States
UNITED ARAB EMIRATES 0.8%			(Cost $2,122)		3,186

Common Stocks 0.8%
First Abu Dhabi Bank	81,721	353

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.6%

Money Market Funds 3.6%
T. Rowe Price Government Reserve
Fund, 2.38% (7)(8)	2,101,852	2,102

Total Short-Term Investments
(Cost $2,102)		2,102

SECURITIES LENDING COLLATERAL 0.3%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%

Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund,
2.43% (7)(8)	17,563	176

Total Investments in a Pooled Account
through Securities Lending Program with
JPMorgan Chase Bank		176
Total Securities Lending Collateral
(Cost $176)		176

Total Investments in Securities 100.3%

(Cost $48,079)		$59,162
Other Assets Less Liabilities (0.3)%		(172)
Net Assets 100%		$58,990

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
	Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2019.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
	("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is
	obtained and is presented along with related cost in the security description. The fund has registration rights for certain
	restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $309 and represents 0.5% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2019.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period
	and could be zero for a particular year.
(7)	Seven-day yield
(8)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

HKD Hong Kong Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%

Exchange-Traded Options Written (0.0)%

		Notional
Description	Contracts	Amount	Value
Airbus, Call, 8/16/19 @ 130.00 (EUR)	2	25	$ —
Amadeus IT Group, Call, 9/20/19 @ 76.00 (EUR)	3	21	—
Smith & Nephew, Call, 8/16/19 @ 18.00 (GBP)	1	19	(1)
Smith & Nephew, Call, 8/16/19 @ 17.50 (GBP)	1	19	(2)
Ubisoft Entertainment, Call, 8/16/19 @ 74.00 (EUR)	3	22	(1)
Ubisoft Entertainment, Call, 8/16/19 @ 78.00 (EUR)	4	30	—
Total Options Written (Premiums $(3))			$ (4)

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Forward Currency Exchange Contracts
(Amounts in 000s)
						Unrealized
Counterparty	Settlement		Receive	Deliver		Gain (Loss)
UBS Investment Bank	8/15/19	USD	298	JPY	32,089	$ 3
Net unrealized gain (loss) on open forward
currency exchange contracts						$ 3

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$25
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$25	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government Reserve Fund	$591		¤	¤	$2,102
T. Rowe Price Short-Term Fund	234		¤	¤	176
					$2,278	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $25 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,278.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional International Growth Equity Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying
Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of
America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$8,189	$ 48,275	$ —	$ 56,464
Convertible Preferred Stocks	—	—	309	309
Preferred Stocks	—	111	—	111
Short-Term Investments	2,102	—	—	2,102
Securities Lending Collateral	176	—	—	176
Total Securities	10,467	48,386	309	59,162
Forward Currency Exchange Contracts	—	3	—	3
Total	$10,467	$ 48,389	$ 309	$ 59,165
Liabilities
Options Written	$—	$ 4	$ —	$ 4

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $11,000 for the period ended July 31, 2019.

($000s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	11/1/18	Period	Purchases	7/31/19
Investment in Securities
Convertible Preferred Stocks	$124	$11	$174	$309